COVER LETTER

December 3, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the MassMutual Select Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(1) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 105 to the Trust’s Registration Statement under the Securities Act and Amendment No. 108 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

In accordance with IM Guidance Update 2016-06, the Registrant requests selective review of this filing in accordance with the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure in this filing is substantially similar to the Registrant’s filing on Form N-1A filed pursuant to Rule 485(b) of the Securities Act on January 31, 2019 (SEC Accession No. 0001144204-19-004141) (the “Prior Filing”).

This Amendment is being filed primarily in connection with the following: (i) to reflect a change in one of the subadvisers of the MassMutual Select Fundamental Value Fund; (ii) to reflect a change in one of the subadvisers of the MassMutual Select Small Cap Growth Equity Fund; (iii) to reflect a change in all of the subadvisers of the MassMutual Select Small Company Value Fund; and (iv) to reflect a change in the names and investment strategies of the MassMutual RetireSMARTSM Conservative Fund, MassMutual RetireSMARTSM Moderate Fund, MassMutual RetireSMARTSM Moderate Growth Fund, and MassMutual RetireSMARTSM Growth Fund. In addition, this Amendment incorporates other changes made since the Prior Filing. The anticipated effective date is February 1, 2020. The Funds will offer their shares pursuant to multiple Prospectuses and Statements of Additional Information.

Please note that while disclosure has been updated, actual expense and performance figures have not yet been updated to reflect September 30, 2019 and December 31, 2019 information, respectively, but instead still reflect September 30, 2018 and December 31, 2018 information, respectively.

Please address any questions or comments to the undersigned at (860) 562-2130. Thank you in advance for your attention to this matter.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Select Funds